UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2016

Date of reporting period: 04/30/2015

Item 1 –	Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Data Center — 3.2%
Digital Realty Trust, Inc.	13,340	$845,889
Equinix, Inc.	1,987	508,533

		1,354,422
Health Care — 12.9%
Health Care REIT, Inc.	28,887	2,080,442
Healthcare Trust of America, Inc., Class A	23,390	605,567
National Health Investors, Inc.	11,335	756,271
Ventas, Inc.	27,994	1,928,787

		5,371,067
Industrial — 6.5%
Prologis, Inc.	41,946	1,686,229
Rexford Industrial Realty, Inc.	69,447	1,031,982

		2,718,211
Lodging — 7.4%
Pebblebrook Hotel Trust	23,828	1,023,174
RLJ Lodging Trust	30,930	917,693
Sunstone Hotel Investors, Inc.	74,507	1,160,819

		3,101,686
Office — 14.0%
Boston Properties, Inc.	21,865	2,892,958
Kilroy Realty Corp.	14,111	1,001,740
Parkway Properties, Inc.	44,143	718,207
SL Green Realty Corp.	10,276	1,257,371

		5,870,276
Residential — 17.2%
AvalonBay Communities, Inc.	13,281	2,182,600
Camden Property Trust	13,388	1,005,171
Equity Residential	33,139	2,447,646
Essex Property Trust, Inc.	7,001	1,553,872

		7,189,289
Retail — 24.6%
Brixmor Property Group, Inc.	26,900	630,805

Common Stocks	Shares	Value
Retail (concluded)
Equity One, Inc.	43,062	$1,060,617
Federal Realty Investment Trust	10,594	1,416,100
The Macerich Co.	18,275	1,494,164
Simon Property Group, Inc.	22,002	3,993,143
Taubman Centers, Inc.	12,559	904,374
Weingarten Realty Investors	24,562	804,651

		10,303,854
Self Storage — 6.0%
CubeSmart	48,700	1,123,509
Extra Space Storage, Inc.	20,934	1,380,179

		2,503,688
Specialty — 2.1%
Alexandria Real Estate Equities, Inc.	9,491	876,779
Triple Net Lease — 6.2%
EPR Properties	18,456	1,064,357
Gramercy Property Trust, Inc.	23,179	633,714
Spirit Realty Capital, Inc.	29,509	333,157
STAG Industrial, Inc.	25,398	551,898

		2,583,126
Total Long-Term Investments (Cost — $39,054,892) — 100.1%		41,872,398

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	122,398	122,398
Total Short-Term Securities (Cost — $122,398) — 0.3%		122,398
Total Investments (Cost — $39,177,290*) — 100.4%		41,994,796
Liabilities in Excess of Other Assets — (0.4)%		(176,912)

Net Assets — 100.0%		$41,817,884

Notes to Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,236,694

Gross unrealized appreciation	$3,478,040
Gross unrealized depreciation	(719,938)

Net unrealized appreciation	$2,758,102

Portfolio Abbreviation
REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2015	1

Schedule of Investments (concluded)

(a)	Represents the current yield as of report date.

(b)	During the period ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2015	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,146,359	(1,023,961)	122,398	$64
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$215

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$41,872,398	—	—	$41,872,398
Short-Term Securities	122,398	—	—	122,398

Total	$41,994,796	—	—	$41,994,796

[1]	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2015, there were no transfers between levels.

2	BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2015